UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Core Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Asset-Backed Securities	(000)	Value
	Chase Issuance Trust Series 2007-A17 Class A, 5.12%,
	10/15/14	USD 2,300	$2,085,634
	Chase Issuance Trust Series 2008-A9 Class A9, 4.26%,
	5/15/13	2,525	2,304,684
	Chase Manhattan Auto Owner Trust Series 2005-B Class
	A4, 4.88%, 6/15/12	1,888	1,874,038
	Citibank Omni Master Trust Series 2007-A9A Class A9,
	1.608%, 12/23/13 (a)	2,720	2,597,168
	Countrywide Asset-Backed Certificates Series 2006-13
	Class 3AV2, 0.621%, 1/25/37 (a)	1,758	1,296,532
	Daimler Chrysler Auto Trust Series 2006-A Class A3, 5%,
	5/08/10	516	512,966
	Harley-Davidson Motorcycle Trust Series 2005-2 Class A2,
	4.07%, 2/15/12	1,294	1,253,865
	Home Equity Asset Trust Series 2007-2 Class 2A1,
	0.581%, 7/25/37 (a)	693	606,640
	JPMorgan Mortgage Acquisition Corp. Series 2007-CH5
	Class A3, 0.581%, 6/25/37 (a)	3,635	2,973,430
	MBNA Credit Card Master Note Trust Series 2006-A1 Class
	A1, 4.90%, 7/15/11	2,825	2,813,388
	SLM Student Loan Trust Series 2005-5 Class A1, 3.535%,
	1/25/18 (a)	195	195,149
	SLM Student Loan Trust Series 2008-5 Class A2, 4.635%,
	10/25/16 (a)	3,200	3,081,306
	SLM Student Loan Trust Series 2008-5 Class A3, 4.835%,
	1/25/18 (a)	810	734,668
	SLM Student Loan Trust Series 2008-5 Class A4, 5.235%,
	7/25/23 (a)	2,180	1,954,486
	Small Business Administration Series 2003-P10B Class 1,
	5.136%, 8/10/13	820	823,136
	Small Business Administration Series 2004-P10B Class 1,
	4.754%, 8/10/14	491	482,713
	Sterling Bank Trust Series 2004-2 Class Note, 2.081%,
	3/30/30 (b)	7,069	410,886
	Sterling Coofs Trust Series 1, 2.362%, 4/15/29 (b)	9,625	646,702
	USAA Auto Owner Trust Series 2006-1 Class A4, 5.04%,
	12/15/11	2,725	2,637,859
	Total Asset-Backed Securities - 10.2%		29,285,250
Industry	Corporate Bonds
Aerospace & Defense - 1.1%	DRS Technologies, Inc., 6.875%, 11/01/13	70	69,475
	DRS Technologies, Inc., 7.625%, 2/01/18	80	79,400
	Hexcel Corp., 6.75%, 2/01/15	60	45,600
	Honeywell International, Inc., 5.70%, 3/15/37	975	874,546
	Northrop-Grumman Corp., 7.875%, 3/01/26	960	1,088,227

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	United Technologies Corp., 4.875%, 5/01/15	USD 1,125	$1,108,605
			3,265,853
Air Freight & Logistics - 0.6%	Park-Ohio Industries, Inc., 8.375%, 11/15/14	120	49,200
	United Parcel Service, Inc., 6.20%, 1/15/38	1,650	1,595,972
			1,645,172
Airlines - 0.0%	American Airlines, Inc. Series 99-1, 7.324%, 4/15/11	115	101,200
Auto Components - 0.0%	Lear Corp., 8.75%, 12/01/16	250	53,750
Automobiles - 0.1%	Ford Capital BV, 9.50%, 6/01/10	600	216,000
Building Products - 0.1%	CPG International I, Inc., 10.50%, 7/01/13	200	112,000
	Momentive Performance Materials, Inc., 11.50%,
	12/01/16	215	56,975
			168,975
Capital Markets - 0.4%	Lehman Brothers Holdings, Inc., 4.519%,
	9/15/22 (c)(d)	525	47,250
	Lehman Brothers Holdings, Inc. Series MTN, 7%,
	9/27/27 (c)(d)	1,250	125,000
	Morgan Stanley, 4.57%, 1/09/12 (a)	190	150,560
	Morgan Stanley, 6.25%, 8/28/17 (e)	875	715,742
	Morgan Stanley Series F, 5.55%, 4/27/17	140	110,793
			1,149,345
Chemicals - 0.5%	American Pacific Corp., 9%, 2/01/15	250	217,500
	Ames True Temper, Inc., 8.753%, 1/15/12 (a)	650	338,000
	Innophos, Inc., 8.875%, 8/15/14	885	752,250
	Key Plastics LLC, 11.75%, 3/15/13 (c)(d)(f)	515	25,750
	Terra Capital, Inc. Series B, 7%, 2/01/17	80	57,800
			1,391,300
Commercial Banks - 2.8%	DEPFA ACS Bank, 5.125%, 3/16/37 (f)	3,775	3,618,187
	HSBC Bank USA NA, 5.875%, 11/01/34	775	639,587
	HSBC Finance Corp., 6.50%, 5/02/36	300	252,001
	SunTrust Bank Series CD, 4.415%, 6/15/09	1,265	1,272,799
	Wachovia Bank NA, 6.60%, 1/15/38	1,925	1,650,820
	Wells Fargo & Co., 4.875%, 1/12/11	435	430,277
			7,863,671
Commercial Services &	DI Finance Series B, 9.50%, 2/15/13	598	508,300
Supplies - 0.6%	Sally Holdings LLC, 10.50%, 11/15/16	281	162,980
	Waste Services, Inc., 9.50%, 4/15/14	590	448,400
	West Corp., 11%, 10/15/16	1,100	473,000
			1,592,680
Communications	Nortel Networks Ltd., 9.003%, 7/15/11 (a)	670	217,750
Equipment - 0.1%
Computers &	International Business Machines Corp., 5.70%,
Peripherals - 1.5%	9/14/17 (e)	3,125	2,987,513
	International Business Machines Corp., 8%, 10/15/38	1,100	1,221,933
			4,209,446
Consumer Finance - 0.1%	SLM Corp. Series A, 3.835%, 1/27/14 (a)	550	290,279

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Containers &	Crown Americas LLC, 7.75%, 11/15/15	USD 150	$135,750
Packaging - 0.7%	Impress Holdings BV, 7.878%, 9/15/13 (a)(f)	300	180,750
	Owens-Brockway Glass Container, Inc.,
	8.25%, 5/15/13	1,500	1,410,000
	Pregis Corp., 12.375%, 10/15/13	545	299,750
			2,026,250
Diversified Financial	Bank of America Corp., 6%, 9/01/17	1,590	1,504,394
Services - 6.2%	Bank of America NA, 6.10%, 6/15/17 (e)	1,975	1,825,826
	Citigroup, Inc., 3.625%, 2/09/09 (g)	3,950	3,911,630
	Citigroup, Inc., 4.125%, 2/22/10 (e)(g)	4,790	4,583,877
	Ford Motor Credit Co. LLC, 7.569%, 1/13/12 (a)	125	55,000
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12	340	146,645
	General Electric Capital Corp., 6.15%, 8/07/37	5,230	4,428,727
	General Electric Capital Corp., 5.875%, 1/14/38	295	241,508
	JPMorgan Chase & Co., 6%, 1/15/18	125	120,647
	Structured Asset Repackaged Trust, 4.919%, 1/21/10	1,268	862,379
			17,680,633
Diversified Telecommunication	AT&T, Inc., 6.45%, 6/15/34	780	627,702
Services - 4.6%	AT&T, Inc., 6.30%, 1/15/38	600	485,252
	BellSouth Telecommunications, Inc., 6.027%,
	12/15/95 (h)	1,700	545,858
	Cincinnati Bell, Inc., 7.25%, 7/15/13	210	172,200
	Comcast Cable Holdings LLC, 7.875%, 8/01/13	10	9,615
	Qwest Communications International, Inc., 7.50%, 2/15/14	180	117,000
	Qwest Corp., 5.246%, 6/15/13 (a)	470	329,000
	Telecom Italia Capital SA, 4.95%, 9/30/14	1,075	784,750
	Telecom Italia Capital SA, 6%, 9/30/34	1,550	945,500
	Telefonica Emisiones SAU, 7.045%, 6/20/36	1,975	1,634,617
	Telefonica Europe BV, 7.75%, 9/15/10	725	722,463
	Verizon Communications, Inc., 6.40%, 2/15/38 (e)	2,125	1,721,983
	Verizon Communications, Inc., 8.95%, 3/01/39	900	923,387
	Verizon Global Funding Corp., 7.75%, 12/01/30	70	62,269
	Verizon Maryland, Inc. Series B, 5.125%, 6/15/33	125	78,643
	Verizon New Jersey, Inc., 5.875%, 1/17/12	335	314,304
	Verizon New Jersey, Inc., 7.85%, 11/15/29	230	186,882
	Verizon Virginia, Inc. Series A, 4.625%, 3/15/13 (e)	3,150	2,754,647
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (f)	350	287,000
	Windstream Corp., 8.125%, 8/01/13	500	412,500
	Windstream Corp., 8.625%, 8/01/16	230	179,400
			13,294,972
Electric Utilities - 4.1%	Duke Energy Carolinas LLC, 6.10%, 6/01/37	315	278,341
	Duke Energy Carolinas LLC, 6%, 1/15/38	825	755,996
	E.ON International Finance BV, 6.65%, 4/30/38 (f)	1,525	1,331,066
	EDP Finance BV, 6%, 2/02/18 (f)	1,125	956,944

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Edison Mission Energy, 7.50%, 6/15/13	USD 115	$93,725
	Elwood Energy LLC, 8.159%, 7/05/26	116	84,882
	Florida Power & Light Co., 4.95%, 6/01/35	950	803,729
	Florida Power Corp., 6.35%, 9/15/37	1,325	1,265,511
	Florida Power Corp., 6.40%, 6/15/38	875	841,061
	Midwest Generation LLC Series B, 8.56%, 1/02/16	75	66,868
	PacifiCorp., 6.25%, 10/15/37	575	531,580
	Public Service Co. of Colorado, 6.25%, 9/01/37	1,200	1,130,936
	Southern California Edison Co., 5.625%, 2/01/36	625	566,421
	Southern California Edison Co. Series 05-E, 5.35%,
	7/15/35	125	108,991
	Southern California Edison Co. Series 08-A, 5.95%,
	2/01/38	1,075	1,017,706
	The Toledo Edison Co., 6.15%, 5/15/37	350	257,830
	Virginia Electric and Power Co. Series A, 6%, 5/15/37	2,000	1,654,574
			11,746,161
Electronic Equipment &	Sanmina-SCI Corp., 8.125%, 3/01/16	1,190	535,500
Instruments - 0.2%
Energy Equipment &	Compagnie Generale de Geophysique-Veritas, 7.50%,
Services - 0.5%	5/15/15	55	35,750
	Compagnie Generale de Geophysique-Veritas, 7.75%,
	5/15/17	90	55,238
	North American Energy Partners, Inc., 8.75%,
	12/01/11	85	63,750
	Transocean, Inc., 6.80%, 3/15/38	1,100	934,853
	Weatherford International, Inc., 6.80%, 6/15/37	625	463,711
			1,553,302
Food & Staples	CVS Caremark Corp., 6.25%, 6/01/27	775	623,016
Retailing - 1.5%	The Pantry, Inc., 7.75%, 2/15/14	1,000	700,000
	Rite Aid Corp., 7.50%, 3/01/17	505	287,850
	Wal-Mart Stores, Inc., 6.50%, 8/15/37	1,900	1,851,596
	Wal-Mart Stores, Inc., 6.20%, 4/15/38	850	813,470
			4,275,932
Food Products - 0.5%	Kraft Foods, Inc., 7%, 8/11/37	1,455	1,296,495
Gas Utilities - 0.1%	El Paso Natural Gas Co., 8.625%, 1/15/22	265	229,938
	Targa Resources, Inc., 8.50%, 11/01/13	320	176,000
			405,938
Health Care Equipment	Biomet, Inc., 10.375%, 10/15/17 (i)	340	268,600
& Supplies - 0.5%	Biomet, Inc., 11.625%, 10/15/17	340	255,000
	DJO Finance LLC, 10.875%, 11/15/14	1,380	1,007,400
			1,531,000
Health Care Providers &	Tenet Healthcare Corp., 6.50%, 6/01/12	1,020	744,600
Services - 0.5%	UnitedHealth Group, Inc., 5.80%, 3/15/36	870	591,754
	WellPoint, Inc., 5.95%, 12/15/34	85	60,262
			1,396,616

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Hotels, Restaurants &	American Real Estate Partners LP, 8.125%, 6/01/12	USD 3,165	$2,156,155
Leisure - 1.2%	American Real Estate Partners LP, 7.125%, 2/15/13	320	192,800
	Circus and Eldorado Joint Venture, 10.125%, 3/01/12	1,000	645,000
	Gaylord Entertainment Co., 6.75%, 11/15/14	150	81,000
	Greektown Holdings, LLC, 10.75%, 12/01/13 (c)(d)(f)	315	64,575
	Harrah's Operating Co., Inc., 10.75%, 2/01/18 (f)(i)	880	110,000
	Seneca Gaming Corp. Series B, 7.25%, 5/01/12	260	174,200
	Wynn Las Vegas LLC, 6.625%, 12/01/14	40	28,300
			3,452,030
Household Durables - 0.7%	Belvoir Land LLC Series A-1, 5.27%, 12/15/47	350	226,037
	Irwin Land LLC Series A-1, 5.03%, 12/15/25	525	393,887
	Irwin Land LLC Series A-2, 5.40%, 12/15/47	1,500	976,515
	Ohana Military Communities LLC Series 04I, 6.193%,
	4/01/49	350	262,644
			1,859,083
Household Products - 0.3%	Kimberly-Clark, Corp., 6.625%, 8/01/37	850	823,957
IT Services - 0.4%	iPayment, Inc., 9.75%, 5/15/14	240	163,200
	iPayment Investors LP, 12.75%, 7/15/14 (f)(i)	904	886,247
	SunGard Data Systems, Inc., 9.125%, 8/15/13	205	158,875
			1,208,322
Independent Power	NRG Energy, Inc., 7.25%, 2/01/14	50	40,750
Producers & Energy	NRG Energy, Inc., 7.375%, 2/01/16	15	12,188
Traders - 0.0%			52,938
Industrial	Sequa Corp., 11.75%, 12/01/15 (f)	690	303,600
Conglomerates - 0.4%	Sequa Corp., 13.50%, 12/01/15 (f)(i)	1,644	756,085
			1,059,685
Insurance - 2.6%	Chubb Corp., 6%, 5/11/37	1,100	882,229
	Hartford Life Global Funding Trusts, 2.166%,
	9/15/09	925	844,744
	Hartford Life Global Funding Trusts, 2.999%,
	6/16/14	425	270,554
	MetLife, Inc., 5.70%, 6/15/35	1,525	1,049,749
	Metropolitan Life Global Funding I, 4.25%,
	7/30/09	1,150	1,115,000
	Monument Global Funding Ltd., 1.22%, 6/16/10 (a)	1,810	1,700,670
	New York Life Global Funding, 3.875%, 1/15/09 (f)	850	849,415
	Prudential Financial, Inc., 5.70%, 12/14/36	675	403,554
	Prudential Financial, Inc. Series D, 5.90%, 3/17/36	500	265,533
			7,381,448
Machinery - 0.3%	AGY Holding Corp., 11%, 11/15/14	360	216,000
	Accuride Corp., 8.50%, 2/01/15	265	95,400
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (f)	950	541,500
			852,900

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Marine - 0.3%	Nakilat, Inc. Series A, 6.067%, 12/31/33 (f)	USD 1,050	$745,206
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	141	84,600
			829,806
Media - 4.4%	Affinion Group, Inc., 10.125%, 10/15/13	695	476,074
	CMP Susquehanna Corp., 9.875%, 5/15/14	645	114,488
	Cablevision Systems Corp. Series B, 8.334%,
	4/01/09 (a)	180	175,950
	Charter Communications Holdings II, LLC, 10.25%,
	9/15/10	1,320	669,900
	Charter Communications Holdings II, LLC, Series B,
	10.25%, 9/15/10	130	61,750
	Comcast Cable Holdings LLC, 7.125%, 2/15/28	200	165,353
	Comcast Corp., 6.50%, 1/15/17	1,750	1,579,414
	Comcast Corp., 6.50%, 11/15/35	625	496,069
	Comcast Corp., 6.45%, 3/15/37	790	620,677
	Comcast Corp., 6.95%, 8/15/37	25	20,964
	DirecTV Holdings LLC, 8.375%, 3/15/13	125	115,000
	EchoStar DBS Corp., 7%, 10/01/13	43	32,250
	EchoStar DBS Corp., 7.125%, 2/01/16	75	53,250
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17	823	386,810
	Network Communications, Inc., 10.75%, 12/01/13	155	51,150
	News America Holdings, Inc., 7.70%, 10/30/25	825	731,066
	News America Holdings, Inc., 8.45%, 8/01/34	625	608,109
	News America, Inc., 7.625%, 11/30/28	985	853,777
	Nielsen Finance LLC, 10%, 8/01/14	965	694,800
	R.H. Donnelley Corp., 11.75%, 5/15/15 (f)	100	26,500
	Rainbow National Services LLC, 8.75%, 9/01/12 (f)	200	176,000
	Rainbow National Services LLC, 10.375%, 9/01/14 (f)	943	815,695
	TCI Communications, Inc., 7.875%, 2/15/26	610	552,857
	TL Acquisitions, Inc., 10.50%, 1/15/15 (f)	1,295	699,300
	Time Warner Cable, Inc., 7.30%, 7/01/38	2,525	2,105,577
	Time Warner Cos., Inc., 6.95%, 1/15/28	70	56,993
	Time Warner Cos., Inc., 6.625%, 5/15/29	90	70,148
	Time Warner, Inc., 7.625%, 4/15/31	205	176,226
	Time Warner, Inc., 7.70%, 5/01/32	85	73,519
			12,659,666
Metals & Mining - 1.3%	AK Steel Corp., 7.75%, 6/15/12	905	635,762
	Falconbridge Ltd., 6%, 10/15/15	825	659,737
	Falconbridge Ltd., 6.20%, 6/15/35	1,250	760,705
	Freeport-McMoRan Copper & Gold, Inc., 7.084%,
	4/01/15 (a)	490	294,000
	Freeport-McMoRan Copper & Gold, Inc., 8.375%,
	4/01/17	790	560,900
	Steel Dynamics, Inc., 7.375%, 11/01/12	90	66,600

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Teck Cominco Ltd., 6.125%, 10/01/35	USD 1,430	$747,786
			3,725,490
Multi-Utilities - 0.6%	DTE Energy Co., 6.35%, 6/01/16	725	623,159
	Energy East Corp., 6.75%, 7/15/36	1,500	1,127,400
			1,750,559
Oil, Gas & Consumable	Amerada Hess Corp., 7.125%, 3/15/33	425	351,470
Fuels - 5.5%	Anadarko Petroleum Corp., 6.45%, 9/15/36	2,350	1,818,733
	Berry Petroleum Co., 8.25%, 11/01/16	140	88,200
	Burlington Resources Finance Co., 7.40%, 12/01/31	875	845,079
	Canadian Natural Resources, Ltd., 6.50%, 2/15/37	410	317,276
	Canadian Natural Resources, Ltd., 6.25%, 3/15/38	375	277,350
	Canadian Natural Resources, Ltd., 6.75%, 2/01/39	1,025	812,438
	Chaparral Energy, Inc., 8.50%, 12/01/15	320	118,400
	Chesapeake Energy Corp., 6.375%, 6/15/15	150	105,000
	Compton Petroleum Finance Corp., 7.625%, 12/01/13	115	47,150
	Conoco Funding Co., 7.25%, 10/15/31	125	121,325
	ConocoPhillips Canada Funding Co., 5.95%, 10/15/36	535	453,877
	ConocoPhillips Holding Co., 6.95%, 4/15/29	650	618,084
	Devon Energy Corp., 7.95%, 4/15/32	625	621,624
	EXCO Resources, Inc., 7.25%, 1/15/11	130	100,100
	EnCana Corp., 6.50%, 8/15/34	670	516,508
	EnCana Corp., 6.625%, 8/15/37	700	544,258
	EnCana Corp., 6.50%, 2/01/38	325	247,904
	Encore Acquisition Co., 6%, 7/15/15	40	26,400
	MidAmerican Energy Co., 5.80%, 10/15/36	700	554,677
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	800	613,146
	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	1,900	1,589,356
	Nexen, Inc., 6.40%, 5/15/37	550	397,504
	OPTI Canada, Inc., 8.25%, 12/15/14	450	175,500
	Pemex Project Funding Master Trust, 9.375%,
	12/02/08	833	833,000
	Sabine Pass LNG LP, 7.50%, 11/30/16	330	227,700
	Suncor Energy, Inc., 6.50%, 6/15/38	645	473,840
	Valero Energy Corp., 6.625%, 6/15/37	495	370,974
	Whiting Petroleum Corp., 7.25%, 5/01/12	40	30,400
	Whiting Petroleum Corp., 7.25%, 5/01/13	335	237,850
	XTO Energy, Inc., 6.75%, 8/01/37	1,925	1,582,344
	XTO Energy, Inc., 6.375%, 6/15/38	900	702,097
			15,819,564
Paper & Forest	Bowater, Inc., 4.996%, 3/15/10 (a)	80	26,400
Products - 0.3%	Domtar Corp., 7.125%, 8/15/15	60	40,800
	NewPage Corp., 10%, 5/01/12	1,625	877,500
			944,700
Pharmaceuticals - 2.0%	Eli Lilly & Co., 5.55%, 3/15/37	2,275	2,066,628
	Schering-Plough Corp., 6.55%, 9/15/37	1,125	993,122

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	USD 1,445	$1,241,670
	Wyeth, 6%, 2/15/36	675	614,579
	Wyeth, 5.95%, 4/01/37	925	842,792
			5,758,791
Professional Services - 0.0%	FTI Consulting, Inc., 7.75%, 10/01/16	100	86,000
Real Estate Investment Trusts	AvalonBay Communities, Inc., 6.625%, 9/15/11	350	281,861
(REITs) - 0.1%
Road & Rail - 0.1%	Canadian National Railway Co., 6.25%, 8/01/34	350	324,628
Software - 0.7%	BMS Holdings, Inc., 10.595%, 2/15/12 (a)(f)(i)	107	40,607
	Oracle Corp., 5.75%, 4/15/18 (e)	2,225	2,085,363
			2,125,970
Specialty Retail - 0.6%	AutoNation, Inc., 6.753%, 4/15/13 (a)	80	50,800
	AutoNation, Inc., 7%, 4/15/14	150	97,500
	General Nutrition Centers, Inc., 7.584%,
	3/15/14	500	285,000
	General Nutrition Centers, Inc., 10.75%, 3/15/15	400	230,000
	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12	310	48,050
	Michaels Stores, Inc., 10%, 11/01/14	380	119,700
	Michaels Stores, Inc., 11.375%, 11/01/16	110	24,200
	Sonic Automotive, Inc. Series B, 8.625%, 8/15/13	2,100	756,000
			1,611,250
Textiles, Apparel & Luxury	Quiksilver, Inc., 6.875%, 4/15/15	175	64,750
Goods - 0.0%
Wireless Telecommunication	Cricket Communications, Inc., 9.375%, 11/01/14	100	79,375
Services - 0.9%	Digicel Group Ltd., 8.875%, 1/15/15 (f)	240	123,600
	Digicel Group Ltd., 9.125%, 1/15/15 (f)(i)	560	282,800
	MetroPCS Wireless, Inc., 9.25%, 11/01/14	80	65,600
	Nordic Telephone Co. Holdings ApS, 8.875%,
	5/01/16	770	558,250
	Rogers Communications, Inc., 7.50%, 8/15/38	1,150	1,023,324
	Sprint Capital Corp., 6.875%, 11/15/28	915	448,350
			2,581,299
	Total Corporate Bonds - 50.0%		143,162,917
	Foreign Government Obligations
	France Government Bond, 3.15%, 7/25/32	EUR 584	784,036
	Israel Government AID Bond, 5.50%, 4/26/24	USD 825	949,325
	Israel Government AID Bond, 5.50%, 9/18/33	845	1,011,106
	Total Foreign Government Obligations - 1.0%		2,744,467
	Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage	American Home Mortgage Assets Series 2006-6 Class
Obligations - 9.4%	A1A, 0.661%, 12/25/46 (a)	353	139,635
	Bank of America Funding Corp. Series 2007-2 Class 1A2,
	6%, 3/25/37	1,100	668,256
	Bear Stearns Adjustable Rate Mortgage Series 2004-8
	Class 14A1, 5.471%, 11/25/34 (a)	758	694,469
	CS First Boston Mortgage Securities Corp. Series 2005-12
	Class 6A1, 6%, 1/25/36	1,206	810,599

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
Non-U.S. Government Agency	Par
Mortgage-Backed Securities	(000)	Value
Citicorp Mortgage Securities, Inc. Series 2006-5
Class 1A3, 6%, 10/25/36	USD 1,100	$724,181
Citigroup Mortgage Loan Trust, Inc. Series 2005-4 Class
A, 5.344%, 8/25/35 (a)	709	484,153
Citigroup Mortgage Securities, Inc. Series 2006-5
Class 1A2, 6%, 10/25/36	1,362	1,268,664
Countrywide Alternative Loan Trust Series 2005-64CB
Class 1A15, 5.50%, 12/25/35	1,600	1,107,763
Countrywide Alternative Loan Trust Series 2006-01A0
Class 1A1, 3.216%, 8/25/46 (a)	363	170,513
Countrywide Alternative Loan Trust Series 2006-0A19
Class A1, 0.688%, 2/20/47 (a)	523	216,751
Countrywide Alternative Loan Trust Series 2006-0A21
Class A1, 0.698%, 3/20/47 (a)	969	401,329
Countrywide Alternative Loan Trust Series 2007-HY4
Class 4A1, 5.932%, 6/25/47	1,195	780,781
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-0A5 Class 2A1, 0.671%, 4/25/46 (a)	424	163,760
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-10 Class A22, 6%, 7/25/37	1,218	572,392
Credit Suisse Mortgage Capital Certificates Series 2007-1
Class 5A14, 6%, 2/25/37	933	714,136
Deutsche Alt-A Securities, Inc. Alternate Loan Trust
Series 2003-3 Class 2A1, 5.50%, 10/25/33	1,297	1,107,746
Deutsche Alt-A Securities, Inc. Alternate Loan Trust
Series 2006-0A1 Class A1, 0.671%, 2/25/47 (a)	507	207,989
GSR Mortgage Loan Trust Series 2005-AR4 Class 6A1,
5.25%, 7/25/35 (a)	713	441,866
GSR Mortgage Loan Trust Series 2006-0A1 Class 2A1,
0.661%, 8/25/46 (a)	1,041	471,342
GSR Mortgage Loan Trust Series 2006-4F Class 1A1, 5%,
5/25/36	1,110	828,605
GSR Mortgage Loan Trust Series 2006-AR1 Class 2A1,
5.18%, 1/25/36 (a)	1,034	797,794
GSR Mortgage Loan Trust Series 2007-4F Class 3A1, 6%,
7/25/37	1,320	871,083
Harborview Mortgage Loan Trust Series 2006-9 Class
2A1A, 0.791%, 11/19/36 (a)	714	298,859
Homebanc Mortgage Trust Series 2006-2 Class A1,
0.651%, 12/25/36 (a)	1,062	439,401
Indymac IMJA Mortgage Loan Trust Series 2007-A1 Class
A4, 6%, 8/25/37	1,100	550,000
JPMorgan Mortgage Trust Series 2006-S3 Class 1A12,
6.50%, 8/25/36	1,396	1,008,918

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Non-U.S. Government Agency	Par
	Mortgage-Backed Securities	(000)	Value
	JPMorgan Mortgage Trust Series 2007-S1 Class 2A22,
	5.75%, 3/25/37	USD 1,097	$884,024
	JPMorgan Mortgage Trust Series 2007-S2 Class 1A15,
	6.75%, 6/25/37	1,216	1,013,414
	Maryland Insurance Backed Securities Trust Series 2006-
	1A Class, 5.55%, 12/10/65	2,500	1,725,000
	Merrill Lynch Mortgage Investors, Inc. Series 2006-A3
	Class 3A1, 5.827%, 5/25/36 (a)(j)	1,008	451,217
	Residential Funding Mortgage Securities I Series 2007-S6
	Class 1A16, 6%, 6/25/37	891	731,409
	Structured Asset Securities Corp. Series 2002-AL1 Class
	A2, 3.45%, 2/25/32	2,051	1,309,187
	WaMu Mortgage Pass-Through Certificates Series 2005-
	AR10 Class 1A3, 4.834%, 9/25/35 (a)	1,800	1,365,314
	WaMu Mortgage Pass-Through Certificates Series 2007-
	0A4 Class 1A, 3.026%, 5/25/47 (a)	490	249,414
	WaMu Mortgage Pass-Through Certificates Series 2007-
	0A5 Class 1A, 3.01%, 6/25/47 (a)	852	487,330
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-3 Class A9, 5.50%, 3/25/36	851	753,786
	Wells Fargo Mortgage Backed Securities Trust Series
	2006- Class 1A29, 6%, 8/25/36	891	743,792
	Wells Fargo Mortgage Backed Securities Trust Series
	2007-8 Class 2A9, 6%, 7/25/37	895	714,570
	Wells Fargo Mortgage Backed Securities Trust Series
	2007-10 Class 1A21, 6%, 7/25/37	1,068	533,764
			26,903,206
Commercial Mortgage-	Bank of America Commercial Mortgage, Inc. Series 2005-
Backed Securities - 15.3%	1 Class 4A, 5.143%, 11/10/42 (a)	2,180	1,905,654
	CS First Boston Mortgage Securities Corp. Series 2002-
	CP5 Class A2, 4.94%, 12/15/35	2,720	2,270,049
	Citigroup Commercial Mortgage Trust Series 2008-C7
	Class A4, 6.096%, 12/10/49 (a)	1,370	912,642
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD5 Class A4, 5.886%, 11/15/44 (a)	2,500	1,621,584
	Commercial Mortgage Pass-Through Certificates Series
	2004-LB3A Class A3, 5.09%, 7/10/37 (a)	960	869,002
	First Union National Bank Commercial Mortgage Series
	2001-C3 Class A3, 6.423%, 8/15/33	2,864	2,673,523
	First Union National Bank Commercial Mortgage Series
	2001-C4 Class A2, 6.223%, 12/12/33	2,265	2,065,413
	GMAC Commercial Mortgage Securities, Inc. Series 1999-
	C3 Class A2, 7.179%, 8/15/36 (a)	1,266	1,244,957
	GMAC Commercial Mortgage Securities, Inc. Series 2002-
	C3 Class A2, 4.93%, 7/10/39	2,350	1,973,912

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
Non-U.S. Government Agency	Par
Mortgage-Backed Securities	(000)	Value
Heller Financial Commercial Mortgage Asset Series 1999-
PH1 Class A2, 6.847%, 5/15/31 (a)	USD 318	$316,664
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-C1 Class A3, 5.857%, 10/12/35	2,140	1,932,395
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8 Class A1A, 4.158%, 1/12/39	880	691,913
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CBX Class A4, 4.529%, 1/12/37	2,180	1,870,974
JPMorgan Commercial Mortgage Finance Corp. Series
2000-C10 Class A2, 7.371%, 8/15/32 (a)	1,610	1,572,251
LB-UBS Commercial Mortgage Trust Series 2005-C5 Class
A4, 4.954%, 9/15/30	4,375	3,211,315
LB-UBS Commercial Mortgage Trust Series 2007-C6 Class
A4, 5.858%, 7/15/40 (a)	1,816	1,181,200
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class
A3, 5.866%, 9/15/45 (a)	5,000	3,235,351
Merrill Lynch Mortgage Trust Series 2004-BPC1 Class A3,
4.467%, 10/12/41 (a)(j)	4,200	3,633,328
Merrill Lynch Mortgage Trust Series 2007-C1 Class AM,
5.829%, 6/12/50 (a)(j)	925	410,681
Morgan Stanley Capital I Series 2005-HQ6 Class A4A,
4.989%, 8/13/42	1,475	1,084,049
Morgan Stanley Capital I Series 2005-T17 Class A4,
4.52%, 12/13/41	2,555	2,044,000
Morgan Stanley Capital I Series 2007-IQ16 Class A4,
5.809%, 12/12/49	143	91,697
Morgan Stanley Capital I Series 2007-T27 Class A4,
5.804%, 6/13/42 (a)	995	653,445
Morgan Stanley Capital I Series 2008-T29 Class A4,
6.28%, 1/11/43 (a)	1,370	914,769
Salomon Brothers Mortgage Securities VII, Inc. Series
2000-C1 Class A2, 7.52%, 12/18/09 (a)	3,154	3,091,427
Wachovia Bank Commercial Mortgage Trust Series 2005-
C21 Class A3, 5.209%, 10/15/44 (a)	910	810,319
Wachovia Bank Commercial Mortgage Trust Series 2006-
C25 Class A4, 5.926%, 5/15/43 (a)	1,190	819,222
Wachovia Bank Commercial Mortgage Trust Series 2007-
C33 Class A4, 6.10%, 2/15/51 (a)	995	639,466
		43,741,202
Total Non-U.S. Government Agency
Mortgage-Backed Securities - 24.7%		70,644,408
U.S. Government Agency Mortgage-Backed Securities
Fannie Mae Guaranteed Pass-Through Certificates:
5.00%, 3/01/21 - 12/15/38 (e)(g)(k)(l)	10,014	10,092,133
5.50%, 12/15/23 - 1/15/39 (k)(l)	126,742	128,867,182
6.00%, 8/01/29 - 2/01/38	1,331	1,361,115
6.50%, 12/15/38	3,700	3,782,096
7.00%, 1/01/31 - 7/01/32	195	203,932

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
U.S. Government Agency	Par
Mortgage-Backed Securities	(000)	Value
Freddie Mac Mortgage Participation Certificates:
5.00%, 8/01/33	USD 68	$68,606
5.50%, 11/01/34 - 12/15/38	4,484	4,553,192
6.00%, 2/01/13 - 12/15/38 (l)	2,603	2,656,205
7.00%, 9/01/31	19	19,542
Ginnie Mae MBS Certificates:
5.50%, 8/15/33	189	193,241
6.50%, 12/19/38 (l)	200	204,563
Total U.S. Government Agency
Mortgage-Backed Securities - 53.1%		152,001,807
U.S. Government Agency Mortgage-Backed Securities - Collateralized
Mortgage Obligations
Fannie Mae Trust Series 378 Class 5, 5%, 7/01/36 (b)	3,877	567,201
Fannie Mae Trust Series 2004-90 Class JH, 1.828%,
11/25/34 (a)(b)	19,903	1,122,622
Fannie Mae Trust Series 2005-5 Class PK, 5%,
12/25/34	2,152	2,175,782
Freddie Mac Multiclass Certificates Series 2579 Class HI,
5%, 8/15/17 (b)	1,674	105,057
Freddie Mac Multiclass Certificates Series 2611 Class QI,
5.50%, 9/15/32 (b)	4,996	662,918
Freddie Mac Multiclass Certificates Series 2684 Class SP,
4.986%, 1/15/33 (a)(b)	395	52,197
Freddie Mac Multiclass Certificates Series 2825 Class VP,
5.50%, 6/15/15	1,153	1,206,864
Freddie Mac Multiclass Certificates Series 3208 Class PS,
4.586%, 8/15/36 (a)(b)	1,875	211,903
Freddie Mac Multiclass Certificates Series 3316 Class SB,
4.729%, 8/15/35 (a)(b)	346	32,452
Total U.S. Government Agency Mortgage-Backed Securities -
Collateralized Mortgage Obligations - 2.1%		6,136,996
U.S. Government & Agency Obligations
Federal Home Loan Banks, 5.375%, 9/30/22 (k)	5,400	5,875,340
Federal Home Loan Banks, 5.25%, 12/09/22	675	726,381
Federal Home Loan Banks, 5.365%, 9/09/24	1,075	1,166,561

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	U.S. Government & Agency Obligations	(000)	Value
	Federal Housing Administration, Hebre Home Hospital,
	6.25%, 9/01/28	USD 1,002	$1,000,355
	Resolution Funding Corp., 6.196%, 7/15/18 (m)	525	357,552
	Resolution Funding Corp., 6.30%, 10/15/18 (m)	525	352,572
	U.S. Treasury Inflation Indexed Bonds, 2.375%,
	1/15/25 (k)	2,710	2,414,921
	U.S. Treasury Inflation Indexed Bonds, 2.375%,
	1/15/27 (k)	2,023	1,816,023
	U.S. Treasury Inflation Indexed Bonds, 1.75%,
	1/15/28 (k)	4,731	3,900,488
	U.S. Treasury Notes, 3.125%, 9/30/13 (k)	1,625	1,719,833
	U.S. Treasury Notes, 4.375%, 2/15/38	205	237,496
	U.S. Treasury Notes, 4.50%, 5/15/38 (k)	7,265	8,594,836
	Total U.S. Government & Agency Obligations - 9.8%		28,162,358
Industry	Capital Trusts
Capital Markets - 0.1%	Credit Suisse Guernsey Ltd., 5.86% (a)(n)	494	261,820
Commercial Banks - 1.4%	BAC Capital Trust XI, 6.625%, 5/23/36 (g)	545	356,515
	Barclays Bank Plc, 7.434% (a)(f)(n)	1,975	1,324,785
	RBS Capital Trust IV, 3.496% (a)(n)	475	181,312
	Royal Bank of Scotland Group Plc
	Series MTN, 7.64% (a)(n)	2,200	1,062,910
	Wachovia Corp. Series K, 7.98% (a)(n)	1,570	1,126,930
			4,052,452
Diversified Financial	Bank of America Corp. Series K, 8% (a)(n)	1,360	944,487
Services - 1.3%	Citigroup, Inc., 8.30%, 12/21/77 (a)	2,225	1,342,165
	JPMorgan Chase & Co., 7.90% (a)(n)	1,925	1,506,967
			3,793,619
Electric Utilities - 0.2%	PECO Energy Capital Trust IV, 5.75%, 6/15/33	790	600,011
Insurance - 1.0%	The Allstate Corp., 6.50%, 5/15/57 (a)	1,950	1,094,843
	American International Group, Inc., 8.175%,
	5/15/58 (a)(f)	1,230	408,889
	Lincoln National Corp., 6.05%, 4/20/67 (a)	675	276,750
	Progressive Corp., 6.70%, 6/15/37 (a)	605	321,401
	Travelers Cos., Inc./The, 6.25%, 3/15/67 (a)	675	373,201
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(f)	675	357,750
			2,832,834
	Total Capital Trusts - 4.0%		11,540,736
		Beneficial
		Interest
	Other Interests (o)	(000)
Health Care Providers &	Critical Care Systems International, Inc. (p)	2	637
Services - 0.0%
	Total Other Interests - 0.0%		637
	Total Long-Term Investments (Cost - $506,045,137) - 154.9%		443,679,576

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Options Purchased	Contracts (q)	Value
Call Swaptions	Receive a fixed rate of 5.47% and pay a floating rate
	based on 3-month LIBOR, expiring May 2012	11	$1,984,237
	Receive a fixed rate of 4.88% and pay a floating rate
	based on 3-month LIBOR, expiring September 2013	25	1,860,233
	Pay a fixed rate of 4.705% and receive a floating rate
	based on the 3-month LIBOR, expiring November 2013	12	840,446
			4,684,916
Put Swaptions	Pay a fixed rate of 6.50% and receive a floating rate
	based on 3-month LIBOR, expiring September 2009	15	57,002
	Pay a fixed rate of 5.47% and receive a floating rate
	based 3-month LIBOR, expiring May 2012	11	250,712
	Pay a fixed rate of 4.88% and receive a floating rate
	based on 3-month LIBOR, expiring September 2013	25	574,082
	Pay a fixed rate of 4.705% and receive a floating rate
	based on the 3-month LIBOR, expiring November 2013	12	302,792
			1,184,588
	Total Options Purchased
	(Cost - $3,680,365) - 2.0%		5,869,504
	Total Investments Before TBA Sale Commitments and
	Options Written (Cost - $509,725,502*) - 156.9%		449,549,080
		Par
	TBA Sale Commitments	(000)
	Fannie Mae Guaranteed Pass-Through Certificates:
	5.00%, 3/01/21 - 12/15/38	USD (4,100)	(4,129,028)
	5.50%, 12/15/23 - 1/15/39	(100,400)	(102,131,298)
	Freddie Mac Mortgage Participation Certificates,
	5.50%, 11/01/34 - 12/15/38	(4,400)	(4,467,632)
	Ginnie Mae MBS Certificates,
	5.50%, 8/15/33	(100)	(101,562)
	Total TBA Sale Commitments
	(Proceeds - $109,262,551) - (38.7)%		(110,829,520)
	Options Written	Contracts (q)
Call Swaptions	Pay a fixed rate of 4.94% and receive floating rate
	based on 3-month LIBOR, expiring December 2008	14	(2,146,648)
	Pay a fixed rated of 5.485% and receive a floating rate
	based on expiring 3-month LIBOR, expiring
	October 2009	4	(859,072)
	Pay a fixed rate of 4.915% and receive a floating rate
	based on 3-month LIBOR, expiring November 2010	15	(2,151,120)
	Pay a fixed rate of 5.05% and receive a floating rate
	based on 3-month LIBOR, expiring May 2011	10	(1,513,250)
	Pay a fixed rate of 5.08% and receive a floating rate
	based on 3-month LIBOR, expiring May 2011	6	(934,441)
	Pay a fixed rate of 5.325% and receive a floating rate
	based on 3-month LIBOR, expiring July 2013	8	(767,180)

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Options Written	Contracts (q)	Value
	Pay a fixed rated of 5.67% and receive a floating rate
	based on 3-month LIBOR, expiring January 2010	11	$(2,330,349)
			(10,702,060)
Put Swaptions	Receive a fixed rate of 4.94% and pay a floating rate
	based on 3-month LIBOR, expiring December 2008	14	(2,282)
	Receive a fixed rate of 5.485% and pay a floating rate
	based on 3-month LIBOR, expiring October 2009	4	(27,851)
	Receive a fixed rate of 5.67% and pay a floating rate
	based on 3-month LIBOR, expiring January 2010	11	(67,068)
	Receive a fixed rate of 4.915% and pay a floating rate
	based on 3-month LIBOR, expiring November 2010	15	(325,245)
	Receive a fixed rate of 5.05% and pay a floating rate
	based on 3-month LIBOR, expiring May 2011	10	(240,610)
	Receive a fixed rate of 5.08% and pay a floating rate
	based on 3-month LIBOR, expiring May 2011	6	(142,093)
			805,149
	Total Options Written
	(Premiums Received - $5,701,378) - (4.0)%		(11,507,209)
	Total Investments, Net of TBA Sale Commitments and
	Options Written (Cost - $394,761,573) - 114.2%		327,212,351
	Liabilities in Excess of Other Assets - (14.2)%		(40,740,487)
	Net Assets - 100.0%		$286,471,864

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$510,813,549
Gross unrealized appreciation	$9,039,139
Gross unrealized depreciation	(70,303,608)
Net unrealized depreciation	$(61,264,469)
(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments. (d) Non-income producing security.
(e)	All or a portion of the security has been pledged as collateral in connection with swaps.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts. (h) Represents a step bond. Rate shown is as of report date.
(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)
(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sale	Realized
Affiliate	Cost	Cost	Gain/Loss	Income
Merrill Lynch Mortgage Investors, Inc. Series
2006-A3 Class 3A1, 5.827%,
5/25/36	-	$24,625	-	$14,708
Merrill Lynch Mortgage Trust Series 2004-
BPC1 Class A3, 4.467%, 10/12/41	$3,066,250	-	-	$2,605
Merrill Lynch Mortgage Trust Series 2007-C1
Class AM, 5.829%, 6/12/50	-	-	-	$13,623

(k)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements.
(l)	Represents or includes a "to-be-announced" transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
(m)	Represents a zero-coupon rate. Rate shown reflects the effective yield at the time of purchase.
(n)	Security is perpetual in nature and has no stated maturity date.
(o)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(p)	Security is fair valued.
(q)	One contract represents a notional amount of $1,000,000.
•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•	Reverse repurchase agreements outstanding as of November 30, 2008 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Barclays Capital Inc.	2.00%	11/12/08	12/11/08	$39,223,920	$39,163,000
JPMorgan Securities Inc.	3.00%	9/15/08	Open	4,229,888	4,229,888
JPMorgan Securities Inc.	0.40%	11/25/08	Open	5,515,912	5,515,488
JPMorgan Securities Inc.	0.55%	11/25/08	Open	1,531,138	1,531,138
JPMorgan Securities Inc.	0.55%	11/28/08	12/02/08	1,512,374	1,512,281
JPMorgan Securities Inc.	0.50%	11/28/08	Open	2,928,328	2,928,125
JPMorgan Securities Inc.	0.60%	11/28/08	Open	1,724,531	1,724,531
JPMorgan Securities Inc.	0.63%	11/28/08	Open	1,643,531	1,643,531
Total				$58,309,622	$58,247,982

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)

•	Foreign currency exchange contracts as of November 30, 2008 were as follows:

Currency		Currency		Settlement	Unrealized
Purchased		Sold		Date	Depreciation
USD	594,053	EUR	470,500	12/10/08	$(3,561)
USD	283,222	GBP	185,000	12/10/08	(1,288)
Total					$(4,849)

•	Financial futures contracts purchased as of November 30, 2008 were as follows:
			Expiration	Face	Unrealized
	Contracts	Issue	Date	Value	Appreciation
	216	30-Year U.S. Treasury Bond	December 2008	$25,525,997	$2,243,503
	742	30-Year U.S. Treasury Bond	March 2009	$92,399,375	2,194,031
	39	Long-Gilt Future	March 2009	$6,938,804	64,426
	Total				$4,501,960

•	Financial futures contracts sold as of November 30, 2008 were as follows:
			Expiration	Face	Unrealized
	Contracts	Issue	Date	Value	Depreciation
	122	2-Year U.S. Treasury Bond	December 2008	$26,241,206	$(400,544)
	840	5-Year U.S. Treasury Bond	December 2008	$94,622,366	(5,626,384)
	663	2-Year U.S. Treasury Bond	March 2009	$142,999,397	(747,291)
	1,058	5-Year U.S. Treasury Bond	March 2009	$122,205,543	(1,274,628)
	Total				$(8,048,847)

•	Interest rate swaps outstanding as of November 30, 2008 were as follows:
		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)
	Receive a fixed rate of 4.62377% and pay a floating rate based on
	3-month LIBOR
	Broker, Credit Suisse First Boston
	Expires September 2009	USD 50,000	$997,159
	Receive a fixed rate of 2.895% and pay a floating rate based on
	3-month LIBOR
	Broker, Barclays Bank Plc
	Expires September 2010	USD 30,600	434,229
	Pay a fixed rate of 2.898% and receive a floating rate based on
	3-month LIBOR
	Broker, Deutsche Bank AG
	Expires September 2010	USD 19,600	(279,173)
	Receive a fixed rate of 2.7425% and pay a floating rate based on
	3-month LIBOR
	Broker, Deutsche Bank AG
	Expires October 2010	USD 50,700	534,494
	Receive a fixed rate of 2.745% and pay a floating rate based on
	3-month LIBOR
	Broker, Credit Suisse First Boston
	Expires October 2010 -	USD 40,500	428,860

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Receive a fixed rate of 5% and pay a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG
Expires November 2010	USD 4,600	$253,034
Receive a fixed rate of 5.496% and pay a floating rate based on
3-month LIBOR
Broker, Bank of America N.A.
Expires July 2011	USD 25,100	2,050,265
Receive a fixed rate of 4.856% and pay a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG
Expires October 2012	USD 9,400	771,769
Receive a fixed rate of 4.32% and pay a floating rate based on
3-month LIBOR
Broker, Citibank N.A.
Expires November 2012	USD 10,500	697,525
Receive a fixed rate of 3.66375% and pay a floating rate based on
3-month LIBOR
Broker, Citibank N.A.
Expires April 2013	USD 7,300	281,595
Receive a fixed rate of 4.2825% and pay a floating rate based on
3-month LIBOR
Broker, Credit Suisse First Boston
Expires July 2013	USD 82,500	5,452,996
Receive a fixed rate of 3.78% and pay a floating rate based on
3-month LIBOR
Broker, Morgan Stanley Capital Services
Expires November 2013	USD 17,600	813,082
Pay a fixed rate of 4.5% and receive a floating rate based on
3-month LIBOR
Broker, JPMorgan Chase Bank N.A.
Expires May 2015	USD 2,800	(256,179)
Pay a fixed rate of 5.04015% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG
Expires September 2017	USD 12,500	(1,872,771)
Receive a fixed rate of 4.0975% and pay a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG
Expires October 2018	USD 8,000	643,753

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Receive a fixed rate of 4.564% and pay a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG
Expires October 2018	USD 10,000	$1,199,938
Pay a fixed rate of 5.01% and receive a floating rate based on
3-month LIBOR
Broker, UBS Warburg
Expires November 2018	USD 4,000	(522,138)
Receive a fixed rate of 5.411% and pay a floating rate based on
3-month LIBOR
Broker, JPMorgan Chase Bank N.A.
Expires August 2022	USD 8,545	2,155,267
Pay a fixed rate of 5.365% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG
Expires September 2027	USD 8,000	(2,561,173)
Pay a fixed rate of 5.0605% and receive a floating rate based on
3-month LIBOR
Broker, The Goldman Sachs Group
Expires November 2037	USD 6,200	(2,367,216)
Pay a fixed rate of 5.06276% and receive a floating rate based on
3-month LIBOR
Broker, Citibank N.A.
Expires December 2037	USD 1,300	(495,756)
Pay a fixed rate of 4.785% and receive a floating rate based on
3-month LIBOR
Broker, Citibank N.A.
Expires January 2038	USD 2,000	(655,077)
Pay a fixed rate of 4.8375% and receive a floating rate based on
3-month LIBOR
Broker, Morgan Stanley Capital Services
Expires January 2038	USD 6,000	(2,021,449)
Receive a fixed rate of 5.29750% and pay a floating rate based on
3-month LIBOR
Broker, Citibank N.A.
Expires February 2038	USD 700	300,334
Receive a fixed rate of 5.1575% and pay a floating rate based on
3-month LIBOR
Broker, Citibank N.A.
Expires June 2038	USD 1,000	403,715

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)
		Notional
		Amount	Unrealized
		(000)	Depreciation
	Pay a fixed rate of 4.57% and receive a floating rate based on
	3-month LIBOR
	Broker, Deutsche Bank AG
	Expires September 2038	USD 5,600	$(1,634,833)
	Total		$4,752,250

•	Currency Abbreviations:
	EUR Euro
	GBP British Pound
	USD U.S. Dollar

BlackRock Core Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)

•	Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	$(13,984,086)	$(3,546,887)
Level 2	345,108,505	(890,304)
Level 3	1,725,637	-
Total	$332,850,056	$(4,437,191)
* Other financial instruments are swaps, futures, foreign currency exchange and options.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
Investments in
Securities
Balance, as of September 1, 2008	$637
Realized gain (loss)	38
Change in unrealized appreciation/depreciation	(721,094)
Net purchases (sales)	(241,659)
Net transfers in/out of Level 3	2,687,715
Balance, as of November 30, 2008	$1,725,637

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Core Bond Trust

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer of)
BlackRock Core Bond Trust

Date: January 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: January 20, 2009